Net Income Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd	$ 99,652		$ 46,746		$ 15,603
Weighted average shares outstanding used in computing basic net income per share	180,476,681		176,442,866		149,068,287
Weighted average shares outstanding used in computing diluted net income per share	193,036,850		183,623,235		172,992,515
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method	12,560,169	[1]	7,180,369	[1]	4,345,724	[1]
Plus incremental weighted average ordinary shares from assumed conversion of preferred share using treasury stock method	0		0		19,578,504
Net income per Share, basic	$ 0.55		$ 0.26		$ 0.10
Net income per Share, diluted	$ 0.52		$ 0.25		$ 0.09
Class A and Class B ordinary shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd	96,477		44,697		13,708
Weighted average shares outstanding used in computing basic net income per share	174,727,288		168,709,221		137,775,752
Weighted average shares outstanding used in computing diluted net income per share	193,036,850	[2]	183,623,235	[2]	172,992,515	[2]
Effect of dilutive securities:
Net income per Share, basic	$ 0.55		$ 0.26		$ 0.10
Net income per Share, diluted	$ 0.52		$ 0.25		$ 0.09
Series A Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd					203
Accretion of convertible participating redeemable preferred shares					203
Weighted average shares outstanding used in computing basic net income per share	0		0		8,356,247
Effect of dilutive securities:
Net income per Share, basic					$ 0.02
Series B Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd					313
Accretion of convertible participating redeemable preferred shares					313
Weighted average shares outstanding used in computing basic net income per share	0		0		9,755,085
Effect of dilutive securities:
Net income per Share, basic					$ 0.03
Series C Preferred Stock [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd					255
Accretion of convertible participating redeemable preferred shares					255
Weighted average shares outstanding used in computing basic net income per share	0		0		2,057,209
Effect of dilutive securities:
Net income per Share, basic					$ 0.12
Participating Unvested Shares [Member]
Schedule of Computation of basic and diluted net income per share [Line Items]
Net income attributable to Qihoo 360 Technology Co. Ltd	3,175	[2]	2,049	[2]	1,124	[2]
Undistributed earnings allocated to participating securities	$ 3,175	[2]	$ 2,049	[2]	$ 1,124	[2]
Weighted average shares outstanding used in computing basic net income per share	5,749,393		7,733,645		11,292,535
Effect of dilutive securities:
Net income per Share, basic	$ 0.55		$ 0.26		$ 0.10

[1]	The calculation of the weighted average number of Class A and Class B ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2011, the incremental weighted average number of 19,578,504 and 4,345,724 ordinary shares from the assumed conversion of Series A, B and C preferred shares, and the exercise of share options and nonvested shares using the treasure stock method, respectively, has been included in the dilutive securities. For the years ended December 31, 2012 and 2013, the incremental weighted average number of 7,180,369 and 12,560,169 ordinary shares from the assumed exercise of share options and nonvested shares using the treasury stock method, respectively, has been included in the dilutive securities.
[2]	The net income attributable to Qihoo 360 Technology Co. Ltd. was allocated among Class A and Class B ordinary shares (see Note 19), preferred shares (See Note 20) and certain nonvested shares (see Note 22) pro rata on the basis of their right to participate in dividends.